UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New

York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 121.8%
Corporate — 6.9%
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 6/01/30	$385	$459,416
Pratt Paper, Inc. Project, AMT, 4.50%, 1/01/25 (a)	500	547,000
The Packer Collegiate Institute Project, 5.00%, 6/01/35	250	291,675
County of Onondaga Industrial Development Agency, RB, AMT, 5.75%, 3/01/24	500	639,725
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	500	511,500
State of New York Energy Research & Development Authority, Refunding RB, Rochester Gas & Electric Corp., Series C (NPFGC), 5.00%, 8/01/32 (b)	1,000	1,009,820
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,222,310

		4,681,446
County/City/Special District/School District — 21.9%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,084,010
City of New York New York, GO, Refunding, Series E:
5.25%, 8/01/22	2,000	2,468,500
5.00%, 8/01/30	1,250	1,494,912
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	700	836,451
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,710,840
Sub-Series I-1, 5.13%, 4/01/25	750	843,105
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,000	1,021,060

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	$750	$855,218
City of Yonkers New York, GO, Refunding, Series B, 5.00%, 8/01/24	490	602,666
County of Nassau New York, GO, Series A, 5.00%, 1/01/32	1,000	1,201,200
Haverstraw-Stony Point Central School District, GO, Refunding (AGM), 5.00%, 10/15/33	300	363,711
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,175,730
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	20	24,412
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,179,700

		14,861,515
Education — 29.4%
Build NYC Resource Corp., Refunding RB, 5.00%, 7/01/33	2,000	2,313,580
City of New York New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 7/01/32	500	600,450
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,179,160
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	1,000	1,192,490
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	1,000	1,120,010
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	584,145

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	$500	$538,010
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	142,901
Fordham University, Series A, 5.25%, 7/01/25	500	585,895
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/32	1,000	1,175,950
Mount Sinai School of Medicine, 5.50%, 7/01/19 (c)	1,000	1,139,810
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	305,540
Series A, 5.00%, 3/15/32	1,000	1,209,520
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	1,000	1,044,050
State of New York Dormitory Authority, Refunding RB:
Series B, 5.00%, 7/01/31	1,500	1,828,980
Fordham University, 5.00%, 7/01/29	375	449,415
Fordham University, 5.00%, 7/01/30	300	357,927
Pace University, Series A, 5.00%, 5/01/27	1,000	1,115,490
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,050	1,283,604
The Culinary Institute of America, 5.00%, 7/01/28	500	569,535
Troy Capital Resource Corp., Refunding RB, 5.00%, 8/01/32	1,000	1,196,060

		19,932,522
Health — 18.1%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	500	580,035
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	248,727

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	$1,000	$1,151,540
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 4.63%, 11/01/16	800	812,256
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	1,052,843
Remarketing, Series A, 5.00%, 11/01/30	580	653,567
Series B, 6.00%, 11/01/20 (c)	205	249,975
Series B, 6.00%, 11/01/30	35	40,402
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 3.00%, 1/01/18	500	512,920
Kendal On Hudson Project, 4.00%, 1/01/23	250	275,333
Kendal On Hudson Project, 5.00%, 1/01/28	875	994,805
Westchester Medical Center, 5.00%, 11/01/34	500	582,170
State of New York Dormitory Authority, RB, Series A:
New York State Association for Retarded Children, Inc., 5.30%, 7/01/23	450	512,086
New York University Hospitals Center, 5.00%, 7/01/22	1,000	1,144,960
State of New York Dormitory Authority, Refunding RB:
Columbia University, Series B, 5.00%, 10/01/31	250	315,905
Mount Sinai Hospital Series A, 4.25%, 7/01/23	250	275,517
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	500	576,775
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,270	1,509,954

2	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	$750	$761,902

		12,251,672
Housing — 2.1%
City of New York New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 7/01/30	500	599,740
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	804,422

		1,404,162
State — 8.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	640,550
State of New York Dormitory Authority, RB:
Haverstraw King’s Daughters Public Library, 5.00%, 7/01/26	1,015	1,178,516
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	642,294
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	250	298,673
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,123,550
State of New York Urban Development Corp., RB:
Personal Income Tax, Series A-1, 5.00%, 3/15/32	400	477,876
Service Contract, Series B, 5.00%, 1/01/21	500	545,980
State of New York Urban Development Corp., Refunding RB, Series A, 4.00%, 3/15/37	1,000	1,095,670

		6,003,109

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco — 0.9%
County of Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/34	$500	$578,710
Transportation — 28.5%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,176,790
Series A (NPFGC), 5.00%, 11/15/16 (c)	1,010	1,034,765
Series A-1, 5.25%, 11/15/33	500	610,525
Series B, 5.25%, 11/15/33	1,000	1,234,520
Series B (NPFGC), 5.25%, 11/15/19	860	987,856
Sub-Series B-1, 5.00%, 11/15/24	460	554,070
Sub-Series B-4, 5.00%, 11/15/24	300	361,350
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,000	1,137,250
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	2,000	2,368,920
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	535,270
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,166,550
Consolidated, 152nd Series, 5.00%, 11/01/24	1,000	1,070,540
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 1/01/37	660	765,270
Series K, 5.00%, 1/01/32	1,150	1,372,870
Triborough Bridge & Tunnel Authority, RB:
Series B, 5.00%, 11/15/31	2,005	2,478,140
Series B-3, 5.00%, 11/15/33	500	612,210

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series A:
5.00%, 11/15/24	$1,000	$1,240,220
5.00%, 1/01/27	500	601,445

		19,308,561
Utilities — 5.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	500	544,020
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 4/01/19 (c)	500	566,495
5.00%, 9/01/34	1,000	1,178,850
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 6/15/31	1,000	1,177,670

		3,467,035
Total Municipal Bonds in New York		82,488,732

Puerto Rico — 2.2%
Housing — 2.2%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,360	1,475,845
Total Municipal Bonds — 124.0%		83,964,577

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 27.0%
County/City/Special District/School District — 10.5%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	599	677,794
City of New York New York, GO:
Series I, 5.00%, 3/01/32	991	1,186,148

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO (continued):
Sub-Series G-1, 5.00%, 4/01/29	$750	$894,240
City of New York New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	3,540	4,320,924

		7,079,106
Education — 2.8%
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	1,500	1,868,445
State — 4.4%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,226,204
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	1,499	1,790,754

		3,016,958
Transportation — 4.3%
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/19 (c)	749	864,709
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	750	882,705
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	991	1,156,040

		2,903,454
Utilities — 5.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	1,560	1,825,356

4	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System (continued):
Series A, 4.75%, 6/15/30	$1,500	$1,566,900

		3,392,256
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.0%		18,260,219
Total Long-Term Investments (Cost — $93,842,889) — 151.0%		102,224,796

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (e)(f)	2,727,737	$2,727,737
Total Short-Term Securities (Cost — $2,727,737) — 4.0%		2,727,737
Total Investments (Cost — $96,570,626*) — 155.0%		104,952,533
Other Assets Less Liabilities — 1.9%		1,282,388
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.2)%		(8,942,824)
VRDP Shares, at Liquidation Value — (43.7)%		(29,600,000)

Net Assets Applicable to Common Shares — 100.0%		$67,692,097

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$87,949,226

Gross unrealized appreciation	$8,382,131
Gross unrealized depreciation	(317,995)

Net unrealized appreciation	$8,064,136

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	During the period ended April 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BIF New York Municipal Money Fund	970,820	1,756,917	2,727,737	$188

(f)	Current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	M/F	Multi-Family
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	PILOT	Payment in Lieu of Taxes
ARB	Airport Revenue Bonds	RB	Revenue Bonds
BARB	Building Aid Revenue Bonds	SONYMA	State of New York Mortgage Agency

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(6)	5-Year U.S. Treasury Note	June 2016	$725,484	$2,618
(23)	10-Year U.S. Treasury Note	June 2016	$2,991,438	12,727
(6)	Long U.S. Treasury Bond	June 2016	$979,875	14,034
Total				$29,379

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$102,224,796	—	$102,224,796
Short-Term Securities	$2,727,737	—	—	2,727,737

Total	$2,727,737	$102,224,796	—	$104,952,533

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$29,379	—	—	$29,379

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

6	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$56,450	—	—	$56,450
Liabilities:
Bank overdraft	—	$(32,624)	—	(32,624)
TOB Trust Certificates	—	(8,939,171)	—	(8,939,171)
VRDP Shares	—	(29,600,000)	—	(29,600,000)

Total	$56,450	$(38,571,795)	—	$(38,515,345)

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 22, 2016